Parent company only condensed financial information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	¥ 9,555,027	¥ 2,021,989	¥ 2,940,874	¥ 1,221,473
Prepayments and other receivables	1,103,683	611,675
Total current assets	28,117,369	16,474,959
Non-current assets
Investment in equity investees	1,184,196	1,447,472	1,282,758	142,062
Intangible assets, net	1,726,321	2,342,840
Total non-current assets	23,398,363	13,459,797
Total assets	51,515,732	29,934,756
Current liabilities
Accruals and other payables	2,548,221	1,597,093
Total current liabilities	22,699,239	11,953,916
Non-current liabilities
Due to subsidiaries, VIEs and subsidiaries of VIEs	98,241	84,447
Convertible debt	707,854	859,166
Total non-current liabilities	8,578,822	4,219,129
Total liabilities	31,278,061	16,173,045
Bitauto Holdings Limited shareholders’ equity
Ordinary shares(US$0.00004 par value;1,250,000,000 shares authorized as of December 31, 2016 and 2017, respectively; 70,726,025 shares issued and outstanding as of December 31, 2016; 72,739,966 shares issued and outstanding as of December 31, 2017, respectively)	19	19
Treasury shares	(20,411)	(41,888)
Accumulated other comprehensive income	468,257	742,302
Accumulated deficit	(1,493,209)	(150,515)
Total shareholders’ equity	11,328,687	9,543,518
Total liabilities and shareholders’ equity	51,515,732	29,934,756
Parent Company [Member]
Current assets
Cash and cash equivalents	66,662	154,020	¥ 1,012,693	¥ 63,190
Prepayments and other receivables	51,760	13,046
Total current assets	118,422	167,066
Non-current assets
Investments in subsidiaries, VIEs and subsidiaries of VIEs	6,429,473	1,562,089
Investment in equity investees	43,945	48,276
Intangible assets, net	1,431,226	2,061,106
Due from subsidiaries, VIEs and subsidiaries of VIEs	6,222,037	6,583,747
Total non-current assets	14,126,681	10,255,218
Total assets	14,245,103	10,422,284
Current liabilities
Accruals and other payables	73,807	19,498
Total current liabilities	73,807	19,498
Non-current liabilities
Due to subsidiaries, VIEs and subsidiaries of VIEs	2,134,755	102
Convertible debt	707,854	859,166
Total non-current liabilities	2,842,609	859,268
Total liabilities	2,916,416	878,766
Bitauto Holdings Limited shareholders’ equity
Ordinary shares(US$0.00004 par value;1,250,000,000 shares authorized as of December 31, 2016 and 2017, respectively; 70,726,025 shares issued and outstanding as of December 31, 2016; 72,739,966 shares issued and outstanding as of December 31, 2017, respectively)	19	19
Additional paid-in capital	12,220,493	8,903,759
Treasury shares	(20,411)	(41,888)
Statutory reserve	153,538	89,841
Accumulated other comprehensive income	468,257	742,302
Accumulated deficit	(1,493,209)	(150,515)
Total shareholders’ equity	11,328,687	9,543,518
Total liabilities and shareholders’ equity	¥ 14,245,103	¥ 10,422,284